Schedule of Fair Value of Stock Options Assumptions (Details) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected life	3 months
Equity 2019 Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum		0.97%	0.16%
Risk-free interest rate, maximum		4.36%	1.48%
Expected dividend yield		0.00%	0.00%
Expected volatility, minimum		42.00%	65.00%
Expected volatility, maximum		82.00%	90.00%
Equity 2019 Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		3 years	3 years
Equity 2019 Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		6 years	6 years
Equity 2019 Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum		0.97%	0.16%
Risk-free interest rate, maximum		1.44%	1.48%
Expected dividend yield		0.00%	0.00%
Expected volatility, minimum		82.00%	133.00%
Expected volatility, maximum		137.00%	140.00%
Equity 2019 Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		3 years	3 years
Equity 2019 Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		6 years	6 years